Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Schedule of finance expenses
	6 months ended
	2022	2021
Interest paid and accretive interest on debentures	$-	$925,451
Interest expense on long term debt	-	3,809
Interest on bank loans	10,422	22,996
Other interest and bank charges	44,890	23,786
Loss (gain) on redemption of debentures	-	18,292
Interest earned on director’s loan	-	(6,000)
Interest expense on lease obligations	(9,586)	3,119
Other interest income	-	(8,765)
Total	$45,726	$982,688